UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04182

Name of Fund: BlackRock International Value Fund of BlackRock International Value Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
International Value Fund of BlackRock International Value Trust, 800 Scudders Mill Road,
Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2009

Date of reporting period: 07/01/2008 – 09/30/2008

Item 1 – Schedule of Investments

BlackRock International Value Fund of BlackRock International Value Trust
Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

	Common Stocks	Shares	Value

Australia - 3.6%
Capital Markets - 0.0%	Octaviar Ltd. (a)	6,244,159	$ -

Construction & Engineering - 0.7%	United Group Ltd.	824,723	8,515,005

Diversified Telecommunication	Telstra Corp. Ltd.	5,040,662	16,911,292
Services - 1.4%

Metals & Mining - 1.5%	BHP Billiton Ltd.	465,446	12,041,398
	Newcrest Mining Ltd.	289,711	6,019,604

			18,061,002

	Total Common Stocks in Australia		43,487,299

Belgium - 0.8%
Commercial Banks - 0.8%	Dexia NV	907,873	9,917,051

	Total Common Stocks in Belgium		9,917,051

Brazil - 2.1%
Beverages - 0.9%	Cia de Bebidas das Americas (Preference
	Shares) (b)	202,233	11,043,944

Commercial Banks - 1.2%	Banco Bradesco SA (b)	913,797	14,712,132

	Total Common Stocks in Brazil		25,756,076

China - 0.3%
Oil, Gas & Consumable Fuels - 0.3%	China Coal Energy Co.	3,839,000	4,058,580

	Total Common Stocks in China		4,058,580

Finland - 1.3%
Electric Utilities - 1.3%	Fortum Oyj	472,672	15,862,490

	Total Common Stocks in Finland		15,862,490

France - 7.4%
Automobiles - 0.9%	Peugeot SA	280,523	10,557,794

Insurance - 2.3%	AXA SA	848,920	27,788,785

Multi-Utilities - 1.4%	GDF Suez	319,281	16,610,971

Oil, Gas & Consumable Fuels - 2.8%	Total SA	555,486	33,745,655

	Total Common Stocks in France		88,703,205

Germany - 11.7%
Air Freight & Logistics - 1.6%	Deutsche Post AG	915,360	19,098,498

Diversified Telecommunication	Deutsche Telekom AG	1,932,781	29,353,519
Services - 2.4%

Electric Utilities - 1.7%	E.ON AG	394,695	19,867,660

Industrial Conglomerates - 1.7%	Siemens AG	220,893	20,604,185

Insurance - 2.1%	Muenchener Rueckversicherungs AG
	Registered Shares	164,290	24,782,236

Pharmaceuticals - 2.2%	Bayer AG	365,978	26,803,120

	Total Common Stocks in Germany		140,509,218

Hong Kong - 2.4%
Industrial Conglomerates - 1.5%	Hutchison Whampoa Ltd.	2,318,000	17,803,495

Real Estate Management &	Henderson Land Development Co., Ltd.	2,510,000	11,188,998
Development - 0.9%

	Total Common Stocks in Hong Kong		28,992,493

BlackRock International Value Fund of BlackRock International Value Trust
Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

	Common Stocks	Shares	Value

Italy - 5.1%
Commercial Banks - 2.5%	Intesa Sanpaolo SpA	5,029,230	$ 27,658,584
	Unicredit SpA	718,672	2,687,874

			30,346,458

Oil, Gas & Consumable Fuels - 2.6%	Eni SpA	1,157,828	30,689,382

	Total Common Stocks in Italy		61,035,840

Japan - 22.4%
Auto Components - 2.3%	Bridgestone Corp.	1,176,500	22,272,926
	NOK Corp.	445,800	4,997,692

			27,270,618

Automobiles - 1.3%	Nissan Motor Co., Ltd.	2,290,100	15,485,159

Building Products - 1.4%	Nippon Sheet Glass Co., Ltd.	3,287,000	17,022,785

Chemicals - 1.8%	Shin-Etsu Chemical Co., Ltd.	267,200	12,705,552
	Sumitomo Chemical Co., Ltd.	2,002,000	8,844,023

			21,549,575

Commercial Banks - 3.3%	Mizuho Financial Group, Inc.	4,176	18,262,265
	Sumitomo Mitsui Financial Group, Inc.	3,503	21,962,636

			40,224,901

Computers & Peripherals - 0.9%	Fujitsu Ltd.	1,994,000	11,210,210

Health Care Equipment &	Olympus Corp.	493,000	14,409,269
Supplies - 1.2%

Household Durables - 1.0%	Sekisui House Ltd.	1,276,000	11,714,988

Household Products - 0.9%	Kao Corp.	394,000	10,566,105

Office Electronics - 1.3%	Ricoh Co., Ltd.	1,127,000	15,846,708

Pharmaceuticals - 2.2%	Takeda Pharmaceutical Co., Ltd.	524,900	26,429,026

Software - 1.0%	Nintendo Co., Ltd.	28,000	11,876,866

Trading Companies &	Sojitz Corp.	5,162,600	11,965,449
Distributors - 2.0%	Sumitomo Corp.	1,237,700	11,540,130

			23,505,579

Wireless Telecommunication	KDDI Corp.	3,874	21,944,931
Services - 1.8%

	Total Common Stocks in Japan		269,056,720

Luxembourg - 2.4%
Energy Equipment &	Tenaris SA (b)	409,837	15,282,822
Services - 1.3%

Metals & Mining - 1.1%	ArcelorMittal	267,521	13,551,783

	Total Common Stocks in Luxembourg		28,834,605

Mexico - 1.2%
Wireless Telecommunication	America Movil, SA de CV (b)	322,529	14,952,444
Services - 1.2%

	Total Common Stocks in Mexico		14,952,444

Netherlands - 0.8%
Diversified Financial	ING Groep NV CVA	435,273	9,331,268
Services - 0.8%

	Total Common Stocks in the Netherlands		9,331,268

BlackRock International Value Fund of BlackRock International Value Trust
Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

	Common Stocks	Shares	Value

Norway - 1.4%
Commercial Banks - 1.4%	DnB NOR ASA	2,086,155	$ 16,183,964

	Total Common Stocks in Norway		16,183,964

Russia - 1.1%
Oil, Gas & Consumable Fuels - 1.1%	LUKOIL (b)	231,471	13,610,495

	Total Common Stocks in Russia		13,610,495

Singapore - 1.8%
Commercial Banks - 1.2%	United Overseas Bank Ltd.	1,175,000	14,046,923

Real Estate Management &	City Developments Ltd.	1,147,000	7,172,312
Development - 0.6%

	Total Common Stocks in Singapore		21,219,235

South Korea - 0.2%
Insurance - 0.2%	Dongbu Insurance Co., Ltd.	117,730	2,722,829

	Total Common Stocks in South Korea		2,722,829

Spain - 1.2%
Commercial Banks - 1.2%	Banco Santander SA	951,658	14,269,428

	Total Common Stocks in Spain		14,269,428

Switzerland - 10.4%
Capital Markets - 2.2%	Credit Suisse Group AG	549,362	25,656,288

Food Products - 3.5%	Nestle SA Registered Shares	979,156	42,316,712

Insurance - 2.6%	Zurich Financial Services AG	114,268	31,643,161

Pharmaceuticals - 2.1%	Novartis AG Registered Shares	481,525	25,352,079

	Total Common Stocks in Switzerland		124,968,240

United Kingdom - 18.1%
Aerospace & Defense - 1.0%	BAE Systems Plc	1,597,567	11,777,090

Commercial Banks - 1.8%	Royal Bank of Scotland Group Plc	6,769,850	21,838,862

Food Products - 3.2%	Unilever Plc	1,432,256	38,944,051

Metals & Mining - 0.9%	Anglo American Plc	333,834	11,276,739

Multi-Utilities - 1.7%	National Grid Plc	1,575,752	20,001,078

Oil, Gas & Consumable Fuels - 2.9%	Royal Dutch Shell Plc Class B	1,234,865	34,690,679

Pharmaceuticals - 1.3%	GlaxoSmithKline Plc	721,218	15,623,443

Tobacco - 2.5%	British American Tobacco Plc	908,576	29,662,395

Wireless Telecommunication	Vodafone Group Plc	15,153,083	33,464,362
Services - 2.8%

	Total Common Stocks in the United Kingdom		217,278,699

	Total Common Stocks
	(Cost - $1,265,941,909) - 95.7%		1,150,750,179

	Rights

France - 0.0%
Commercial Services &	Suez Environnement SA (c)	73,714	450,380
Supplies - 0.0%

	Total Rights
	(Cost - $496,135) - 0.0%		450,380

	Total Investments
	(Cost - $1,266,438,044*) - 95.7%		1,151,200,559
	Other Assets Less Liabilities - 4.3%		51,889,353

	Net Assets - 100.0%		$ 1,203,089,912

BlackRock International Value Fund of BlackRock International Value Trust Schedule of Investments September 30, 2008 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 1,275,861,213

Gross unrealized appreciation	$ 71,584,676
Gross unrealized depreciation	(196,245,330)

Net unrealized depreciation	$ (124,660,654)

(a)	Non-income producing security.

(b)	Depositary receipts.

(c)	The rights may be exercised until October 22, 2008.

  Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
	Net Activity
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	$ (20,798)	$ 186,173

  For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub- classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub- classifications for reporting ease.
  Foreign currency exchange contracts as of September 30, 2008 were as follows:
				Unrealized
	Currency	Currency	Settlement	Appreciation
	Purchased	Sold	Date	(Depreciation)

SGD 1,044,935		USD 734,732	9/30/08	$ (7,491)
USD 1,471,359		EUR 1,004,409	9/30/08	57,355
USD 6,844,911		JPY 724,191,624	10/01/08	34,850
USD 15,026,522		EUR 10,448,145	10/02/08	313,635
USD 3,867,770		HKD 30,037,102	10/02/08	(694)
USD 28,763,665		JPY 3,057,002,334	10/02/08	12,946
USD 6,286,363		AUD 7,786,898	10/03/08	133,193
USD 1,673,573		SGD 2,400,238	10/03/08	2,937
JPY 6,283,684,750		USD 58,602,249	12/12/08	1,118,530
USD 39,808,727		GBP 22,814,070	12/12/08	(860,795)

Total				$ 804,466

• Currency Abbreviations:
AUD	Australian Dollar	JPY	Japanese Yen
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	U.S. Dollar
HKD	Hong Kong Dollar

BlackRock International Value Fund of BlackRock International Value Trust

Schedule of Investments September 30, 2008 (Unaudited)

  Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs) Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*

Level 1	$ 56,441,771	$ 804,466
Level 2	1,094,758,788	-
Level 3	-	-

Total	$ 1,151,200,559	$ 804,466

* Other financial instruments are foreign currency exchange contracts.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Value Fund of BlackRock International Value Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock International Value Fund of BlackRock International Value Trust

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock International Value Fund of BlackRock International Value Trust

Date: November 24, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Value Fund of BlackRock International Value Trust

Date: November 24, 2008